Income Taxes, Change in Unrecognized Tax Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance, beginning of period	$ 5,437	$ 5,218
Additions:
For tax positions related to the current year	246	695
For tax positions related to prior years	352	358
Reductions:
For tax positions related to prior years	(765)	(514)
Lapse of statute of limitations	(389)	(13)
Settlements with tax authorities	(767)	(307)
Balance, end of period	4,114	5,437
Unrecognized tax benefits	4,114	5,437
Unrecognized tax benefits that would impact effective tax rate	2,300
Unrecognized tax benefits related to income tax positions on temporary differences	1,800
Accrued interest and penalties	(29)	436
Recognized interest and penalties benefit, net of tax	$ (325)	$ (385)